Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 95.8%

CHINA — 95.8%
Alibaba Group Holding Ltd. *	13,800	$149,622
Asymchem Laboratories Tianjin Co., Ltd., Class A	1,260	26,253
BeiGene Ltd. *	3,391	46,785
Beijing United Information Technology Co., Ltd., Class A	3,488	15,902
Brilliance China Automotive Holdings Ltd.	38,000	18,721
BYD Co., Ltd., Class H	500	15,405
Centre Testing International Group Co., Ltd., Class A	11,500	29,465
China Merchants Bank Co., Ltd., Class H	15,000	62,274
Contemporary Amperex Technology Co., Ltd., Class A	1,900	53,072
Dongguan Yiheda Automation Co., Ltd., Class A	2,360	11,538
ENN Energy Holdings Ltd.	2,400	19,776
Estun Automation Co., Ltd., Class A	10,100	30,574
Fuyao Glass Industry Group Co., Ltd., Class H	6,800	31,105
Geely Automobile Holdings Ltd.	22,000	25,800
Glodon Co., Ltd., Class A	5,040	16,143
Guangdong Kinlong Hardware Products Co., Ltd., Class A	1,200	8,560
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	4,200	35,989
Haier Smart Home Co., Ltd., Class H	10,800	33,756
Hangzhou Robam Appliances Co., Ltd., Class A	5,300	19,657
Huayu Automotive Systems Co., Ltd., Class A	12,300	31,699
JD.com, Inc., Class A	4,019	58,472
Jiangsu Azure Corp., Class A	9,700	12,117
KE Holdings, Inc. ADR	325	5,044
KE Holdings, Inc., Class A	2,867	14,979
Kingdee International Software Group Co., Ltd. *	17,000	20,806
Kingsoft Corp., Ltd.	4,200	15,134
Kuaishou Technology *	2,300	18,298
Kweichow Moutai Co., Ltd., Class A	400	99,205
Li Ning Co., Ltd.	9,000	37,581
LONGi Green Energy Technology Co., Ltd., Class A	4,500	16,883
Medlive Technology Co., Ltd.	10,500	10,557
Meituan, Class B *	5,590	80,922
Midea Group Co., Ltd., Class A	5,800	44,245
Minth Group Ltd.	8,000	20,562
NetEase, Inc.	2,300	46,118
PDD Holdings, Inc. ADR *	554	54,331
Ping An Bank Co., Ltd., Class A	18,600	28,673
Ping An Insurance Group Co. of China Ltd., Class H	14,000	79,403
Pop Mart International Group Ltd.	5,000	14,707
Proya Cosmetics Co., Ltd., Class A	2,296	32,006
SG Micro Corp., Class A	1,877	19,983
Shandong Sinocera Functional Material Co., Ltd., Class A	12,600	47,235
Shenzhen Inovance Technology Co., Ltd., Class A	4,300	39,294
Shenzhen Megmeet Electrical Co., Ltd., Class A	8,725	36,788
Shenzhou International Group Holdings Ltd.	4,200	39,940
Silergy Corp.	3,000	28,437
Sinocare, Inc., Class A	4,800	16,905
Sungrow Power Supply Co., Ltd., Class A	1,300	15,935
Sunny Optical Technology Group Co., Ltd.	2,000	13,861
Tencent Holdings Ltd.	4,900	189,943
Topchoice Medical Corp., Class A *	1,200	14,552
Weichai Power Co., Ltd., Class H	17,000	23,042
WuXi AppTec Co., Ltd., Class H	1,700	20,273
Yifeng Pharmacy Chain Co., Ltd., Class A	3,200	15,413
Yonyou Network Technology Co., Ltd., Class A	10,100	23,075
Yunnan Energy New Material Co., Ltd., Class A	1,100	9,060
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	13,400	54,675

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
CHINA (continued)
Zijin Mining Group Co., Ltd., Class H	34,000	$51,544
		2,052,094
TOTAL INVESTMENTS — 95.8%
(cost $3,073,403)		$2,052,094
Other assets less liabilities — 4.2%		88,917
NET ASSETS — 100.0%		$2,141,011

*	Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford China Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$59,375	$1,992,719	$—	$2,052,094
Total	$59,375	$1,992,719	$—	$2,052,094

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.